Supplemental information on oil and gas producing activities (unaudited) - Reserve information (Details) - gal		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplemental information on oil and gas producing activities (unaudited)
Opening balance		2,011	2,002	1,770
Proved reserves, Revisions of previous estimates	[1]	9	63	315
Proved reserves, Improved recovery		93	81	139
Proved reserves, Purchases		0	48	0
Proved reserves, Extensions and discoveries		17	57	12
Proved reserves, Sales		0	0	(3)
Proved reserves, Production		(247)	(240)	(231)
Closing balance		1,883	2,011	2,002
Proved developed reserves: Opening balance		1,376	1,370	1,297
Proved developed reserves: Closing balance		1,435	1,376	1,370
Proved undeveloped reserves: Opening balance		635	632	473
Proved undeveloped reserves: Closing balance		448	635	632
Gas
Supplemental information on oil and gas producing activities (unaudited)
Opening balance		2,828	3,151	2,921
Proved reserves, Revisions of previous estimates	[1]	(165)	(104)	431
Proved reserves, Improved recovery		9	21	107
Proved reserves, Purchases		0	50	0
Proved reserves, Extensions and discoveries		0	33	0
Proved reserves, Sales		0	0	(4)
Proved reserves, Production		(326)	(323)	(304)
Closing balance		2,346	2,828	3,151
Proved developed reserves: Opening balance		2,174	2,561	2,636
Proved developed reserves: Closing balance		2,007	2,174	2,561
Proved undeveloped reserves: Opening balance		654	590	285
Proved undeveloped reserves: Closing balance		339	654	590
Oil
Supplemental information on oil and gas producing activities (unaudited)
Opening balance		1,515	1,449	1,257
Proved reserves, Revisions of previous estimates	[1]	38	81	240
Proved reserves, Improved recovery		91	77	120
Proved reserves, Purchases		0	39	0
Proved reserves, Extensions and discoveries		17	52	12
Proved reserves, Sales		0	0	(3)
Proved reserves, Production		(190)	(183)	(177)
Closing balance		1,471	1,515	1,449
Proved developed reserves: Opening balance		995	921	834
Proved developed reserves: Closing balance		1,083	995	921
Proved undeveloped reserves: Opening balance		520	528	423
Proved undeveloped reserves: Closing balance		388	520	528

[1]	Represents changes in previous proved reserves, upward or downward, resulting from new information (except for an increase in a proved area), usually obtained from development drilling and production history or result from changes in economic factors.